SUPPLEMENTAL OIL AND GAS INFORMATION (UNAUDITED) - Capitalized Costs (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Capitalized Costs Related to Oil and Gas Activities
Unproved properties					$ 14,311,000
Total oil and gas properties					14,311,000
Net capitalized costs					14,311,000
Full impairment of unproved oil and gas properties	$ 14,331,000	$ 753,000	$ 14,331,000	$ 14,331,000
Republic of Guinea
Capitalized Costs Related to Oil and Gas Activities
Unproved properties					14,311,000
Total oil and gas properties					14,311,000
Net capitalized costs					$ 14,311,000